Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense		$ 0.4	$ 0.1
Lab equipment
Property, Plant and Equipment [Line Items]
Lease term	12 months
Capital lease	$ 0.4
Effective interest percentage	9.67%
Accumulated amortization related to the capital lease		0.1
Future minimum lease payments to be paid in 2020		$ 0.3